GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2017
General and Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 13  -  GENERAL AND ADMINISTRATIVE EXPENSES

                      Composition:

	For the year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Salaries and related expenses	1,395	1,411	1,830
Share-based compensation	610	975	2,934
Professional services	414	354	609
Office rent and maintenance	161	144	108
Depreciation	10	9	7
Others	574	678	1,138
Total general and administrative	3,164	3,571	6,626